UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08201

ALLIANCEBERNSTEIN GREATER CHINA ‘97 FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2009

Date of reporting period: October 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

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AllianceBernstein Greater China ‘97 Fund

Portfolio of Investments

October 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.6%
Financials - 27.8%
Commercial Banks - 14.7%
China Construction Bank Corp.-Class H	3,945,000	$1,957,013
China Merchants Bank Co. Ltd.-Class H	411,500	630,435
Hang Seng Bank Ltd.	67,100	837,239
Industrial & Commercial Bank of China Ltd.-Class H	7,833,000	3,685,630

		7,110,317

Diversified Financial Services - 2.1%
Hong Kong Exchanges and Clearing Ltd.	101,900	1,033,350

Insurance - 5.9%
Cathay Financial Holding Co. Ltd.	341,622	366,899
China Life Insurance Co. Ltd.-Class H	924,000	2,469,294

		2,836,193

Real Estate Management & Development - 5.1%
Cheung Kong Holdings Ltd.	165,000	1,584,252
China Overseas Land & Investment Ltd.	280,000	316,195
Sun Hung Kai Properties Ltd.	65,000	569,472

		2,469,919

		13,449,779

Information Technology - 19.9%
Communications Equipment - 2.3%
ZTE Corp.-Class H	499,000	1,128,338

Computers & Peripherals - 3.2%
High Tech Computer Corp.	32,990	391,044
Quanta Computer, Inc.	727,000	765,267
Wistron Corp.	460,000	363,765

		1,520,076

Electronic Equipment, Instruments & Components - 2.9%
AU Optronics Corp.	1,110,275	775,269
HON HAI Precision Industry Co. Ltd.	258,397	623,691

		1,398,960

Internet Software & Services - 4.2%
Tencent Holdings Ltd	277,000	2,016,547

Semiconductors & Semiconductor Equipment - 5.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,739,791	2,531,494

Software - 2.0%
Shanda Interactive Entertainment Ltd. (Sponsored) (ADR) (a)	34,500	953,925

		9,549,340

Telecommunication Services - 11.9%
Diversified Telecommunication Services - 6.1%
China Unicom Hong Kong Ltd.	716,000	1,022,238
Chunghwa Telecom Co. Ltd.	1,170,630	1,936,845

		2,959,083

Wireless Telecommunication Services - 5.8%
China Mobile Ltd.	315,000	2,773,043

		5,732,126

Energy - 10.3%
Energy Equipment & Services - 0.4%
Anton Oilfield Services Group (a)	556,000	37,499
China Oilfield Services Ltd.-Class H	294,000	161,563

		199,062

Oil, Gas & Consumable Fuels - 9.9%
China Coal Energy Co.-Class H	670,000	406,354
China Petroleum & Chemical Corp.-Class H	1,618,000	1,062,487
China Shenhua Energy Co., Ltd-Class H	514,000	975,871
CNOOC Ltd.	2,824,000	2,318,726

		4,763,438

		4,962,500

Health Care - 7.5%
Health Care Equipment & Supplies - 5.9%
China Medical Technologies, Inc. (Sponsored) (ADR)	55,400	1,350,098
Shandong Weigao Group Medical Polymer Co. Ltd.-Class H	1,216,000	1,468,244

		2,818,342

Pharmaceuticals - 1.6%
Simcere Pharmaceutical Group (Sponsored) (ADR) (a)	135,200	761,176

		3,579,518

Industrials - 6.0%
Electrical Equipment - 0.8%
Harbin Power Equipment Co. Ltd.-Class H	678,000	377,018

Industrial Conglomerates - 3.3%
Hutchison Whampoa Ltd.	297,000	1,604,951

Marine - 1.9%
China COSCO Holdings Co. Ltd.-Class H	303,500	163,501
China Shipping Development Co. Ltd.-Class H	778,000	766,681

		930,182

		2,912,151

Consumer Staples - 4.6%
Food Products - 4.6%
China Yurun Food Group Ltd.	1,428,000	1,697,264
Tingyi Cayman Islands Holding Corp.	476,000	504,206

		2,201,470

Utilities - 3.5%
Electric Utilities - 3.5%
CLP Holdings Ltd.	127,000	856,484
HongKong Electric Holdings	153,500	827,348

		1,683,832

Materials - 3.4%
Chemicals - 1.4%
Taiwan Fertilizer Co. Ltd.	554,000	683,629

Metals & Mining - 2.0%
China Steel Corp.	1,350,230	975,138

		1,658,767

Consumer Discretionary - 1.7%
Distributors - 0.6%
Li & Fung Ltd.	154,000	309,081

Diversified Consumer Services - 1.1%
New Oriental Education & Technology Group (Sponsored) (ADR) (a)	8,200	524,390

		833,471

Total Common Stocks
(cost $57,242,159)		46,562,954

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.4%
Time Deposit - 0.4%
Royal Bank of Canada Time Deposit Zero Coupon, 11/03/08 (cost $200,000)	$200	200,000

Total Investments - 97.0%
(cost $57,442,159)		46,762,954
Other assets less liabilities - 3.0%		1,464,914

Net Assets - 100.0%		$48,227,868

(a)	Non-income producing security.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR -	American Depositary Receipt

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of 10/31/08:

Level	Investments in Securities			Other Financial Instruments*
Level 1		$4,473,218		$	– 0	–
Level 2		42,289,736			– 0	–
Level 3		– 0	–		– 0	–

Total		$46,762,954		$	– 0	–

*    Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities			Other Financial Instruments
Balance as of 7/31/08	$	– 0	–		– 0	–
Accrued discounts /premiums		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–*
Change in unrealized appreciation/depreciation		– 0	–		– 0	–
Net purchases (sales)		– 0	–		– 0	–
Net transfers in and/or out of Level 3		– 0	–		– 0	–

Balance as of 10/31/08:	$	– 0	–	$	– 0	–

Net change in unrealized depreciation from Investments still held as of 10/31/2008:	$	– 0	–	$	– 0	–

*	The realized gain (loss) recognized during the period ended 10/31/08 for other financial instruments was $(0).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Greater China ‘97 Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 24, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	December 24, 2008

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